TANGIBLE EQUITY UNITS (Tables)	12 Months Ended
Dec. 31, 2021
Tangible Equity Units [Abstract]
Summary of components of tangible equity units

The aggregate values assigned upon issuance of the TEUs, based on the relative fair values of the respective components of each TEU, were as follows:

	Purchase Contracts	Amortizing Notes	Total
Fair value price per TEU on issuance	$55.71	$11.43	$67.14
Gross proceeds	863.5	177.2	1,040.7
Issuance costs	(28.1)	(5.7)	(33.8)
Net proceeds on issuance	$835.4	$171.5	$1,006.9

The following table presents GFL’s TEUs for the periods indicated:

	December 31, 2021	December 31, 2020
Amortizing Notes	$70.4	$123.4
Purchase Contracts	1,218.1	1,263.7
	1,288.5	1,387.1
Less: Current portion of Amortizing Notes	(56.9)	(59.2)
	$1,231.6	$1,327.9

Schedule of future payments on the amortizing Notes of tangible equity units	The following table presents GFL’s principal future payments on the Amortizing Notes:

2022	$56.9
2023	14.9
$71.8